CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended				11 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2011 Successor		Dec. 31, 2012 Successor		Jan. 31, 2011 Predecessor		Dec. 31, 2010 Predecessor
Net Sales	$ 470		$ 434		$ 1,543		$ 1,832		$ 108		$ 1,218
Cost of goods sold	438		277		1,104		1,568		83		996
Gross Margin	32		157		439		264		25		222
Selling, general and administrative expenses	51		44		152		239		5		59
Litigation/arbitration settlement					10
Provision for environmental remediation and restoration, net of reimbursements					5						47
Income (Loss) from Operations	(19)		113		302		25		20		210
Interest and debt expense	(27)		(8)		(30)		(65)		(3)		(50)
Loss on extinguishment of debt	(4)
Other income (expense)	6		(1)		(10)		(7)		2		(8)
Gain on bargain purchase							1,055
Reorganization income (expense)									613		(145)
Income (Loss) before Income Taxes	(44)		104		262		1,008		632		7
Income tax benefit (provision)	(1)		(18)		(20)		125		(1)		(2)
Income from Continuing Operations					242		1,133		631		5
Income from discontinued operations											1
Net income	(45)		86		242		1,133		631		6
Income attributable to noncontrolling interest	12						1
Net Income (Loss) attributable to Tronox Limited	$ (57)		$ 86		$ 242		$ 1,134		$ 631		$ 6
Basic -
Continuing operations	$ (0.50)		$ 1.14		$ 3.22	[1]	$ 11.37	[1]	$ 15.28	[1]	$ 0.11	[1]
Discontinued operations											$ 0.03	[1]
Basic	$ (0.50)		$ 1.14		$ 3.22	[1]	$ 11.37	[1]	$ 15.28	[1]	$ 0.14	[1]
Diluted -
Continuing operations	$ (0.50)		$ 1.10		$ 3.10	[1]	$ 11.10	[1]	$ 15.25	[1]	$ 0.11	[1]
Discontinued operations											$ 0.03	[1]
Diluted	$ (0.50)		$ 1.10		$ 3.10		$ 11.10		$ 15.25		$ 0.14
Weighted Average Shares Outstanding
Basic	113,317	[2]	75,390	[2]	74,905		98,985		41,311		41,232
Diluted	113,317	[2]	78,665	[2]	78,095		101,406		41,399		41,383

[1]	(1) On June 26, 2012, the Board of Directors of Tronox Limited approved a 5-to-1 share split for holders of its Class A ordinary shares and Class B ordinary shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to number of shares and per share data in the Successor's consolidated financial statements have been adjusted to reflect the share split, unless otherwise noted. See Note 15 for additional information regarding the Company's share split.
[2]	On June 26, 2012, the Board of Directors of Tronox Limited approved a 5-to-1 stock split for holders of its Class A ordinary shares and Class B ordinary shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to number of shares and per share data in the unaudited condensed consolidated financial statements have been adjusted to reflect the stock split, unless otherwise noted.